Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Summary of goodwill originated from acquisitions

	At December 31,
	2024			2023
(Euro thousands)	Gross	Impairment	Net	Gross	Impairment	Net
Lanvin	45,931	31,208	14,723	45,931	—	45,931
Wolford	11,701	—	11,701	11,701	—	11,701
St. John	11,691	—	11,691	11,691	—	11,691
Total goodwill	69,323	31,208	38,115	69,323	—	69,323